Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (30)	£ (573)
Income statement (charge)/credit	102	35
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	(56)	578
Ending balance	(188)	(30)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27	(123)
Income statement (charge)/credit	35	(150)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	(8)	27
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(290)	(508)
Income statement (charge)/credit	63	49
Transfers/reclassifications	2	0
Credited/(charged) to other comprehensive income	167	267
Ending balance	(184)	(290)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	305	(7)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(2)	3
Credited/(charged) to other comprehensive income	(232)	309
Ending balance	71	305
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2)	(12)
Income statement (charge)/credit	0	0
Transfers/reclassifications	0	(1)
Credited/(charged) to other comprehensive income	5	11
Ending balance	3	(2)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	8
Income statement (charge)/credit	0	7
Transfers/reclassifications	0	(1)
Credited/(charged) to other comprehensive income	0	0
Ending balance	0	0
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	35	68
Income statement (charge)/credit	17	33
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	18	35
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(105)	1
Income statement (charge)/credit	(13)	96
Transfers/reclassifications	0	(1)
Credited/(charged) to other comprehensive income	4	(9)
Ending balance	£ (88)	£ (105)